Segment reporting (Details 3) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨)		Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)		Mar. 31, 2020 INR (₨)
Disclosure Of Operating Segment [Line Items]
Revenue	₨ 214,391	[1]	$ 2,826	₨ 189,722	[1]	₨ 174,600	[1]
Pharmaceutical Services and Active Ingredient [Member]
Disclosure Of Operating Segment [Line Items]
Revenue	30,740			31,982		25,747
Pharmaceutical Services and Active Ingredient [Member] | Cardiovascular [Member]
Disclosure Of Operating Segment [Line Items]
Revenue	7,729			9,834		8,567
Pharmaceutical Services and Active Ingredient [Member] | Anti-Infective [Member]
Disclosure Of Operating Segment [Line Items]
Revenue	5,450			4,126		2,264
Pharmaceutical Services and Active Ingredient [Member] | Pain Management [Member]
Disclosure Of Operating Segment [Line Items]
Revenue	4,513			4,657		5,073
Pharmaceutical Services and Active Ingredient [Member] | Nervous System [Member]
Disclosure Of Operating Segment [Line Items]
Revenue	3,017			2,704		2,797
Pharmaceutical Services and Active Ingredient [Member] | Oncology [member]
Disclosure Of Operating Segment [Line Items]
Revenue	2,526			2,385		1,798
Pharmaceutical Services and Active Ingredient [Member] | Gastrointestinal [Member]
Disclosure Of Operating Segment [Line Items]
Revenue	982			1,098		705
Pharmaceutical Services and Active Ingredient [Member] | Genitourinary [Member]
Disclosure Of Operating Segment [Line Items]
Revenue	705			825		441
Pharmaceutical Services and Active Ingredient [Member] | Respiratory [Member]
Disclosure Of Operating Segment [Line Items]
Revenue	676			1,317		789
Pharmaceutical Services and Active Ingredient [Member] | Diabetology [Member]
Disclosure Of Operating Segment [Line Items]
Revenue	544			350		168
Pharmaceutical Services and Active Ingredient [Member] | Dermatology [Member]
Disclosure Of Operating Segment [Line Items]
Revenue	498			768		1,370
Pharmaceutical Services and Active Ingredient [Member] | Others [Member]
Disclosure Of Operating Segment [Line Items]
Revenue	₨ 4,100			₨ 3,918		₨ 1,775

[1]	Revenues for the year ended March 31, 2022 do not include inter-segment revenues from the PSAI segment to the Global Generics segment, which amount to Rs.6,255 (as compared to Rs. 6,905 and Rs. 5,910 for the years ended March 31, 2021 and 2020, respectively).